Other Matters	4 Months Ended
May 21, 2014
Commitments and Contingencies Disclosure [Abstract]
Other Matters

NOTE 8 – OTHER MATTERS

On January 8, 2014, the Company entered into a non-binding Letter of Intent (the “LOI”) with Westcott Products Corporation (“Westcott”). The LOI is subject to various conditions, including certain funding requirements. The parties continue to work towards a conclusion of the conditions of the LOI to complete the acquisition; however, no assurance can be given that the various conditions of the LOI will be satisfied or that this acquisition will be completed.